Acquisition of Properties (Tables) (Sabine acquisition)	9 Months Ended
Sep. 30, 2014
Sabine acquisition
Acquisition of Properties
Schedule of purchase price allocation
Adjusted
(in thousands of dollars)	Purchase Price

Oil and gas properties
Unproved	$32,964
Proved	147,024
Asset retirement obligations	(824)
Total purchase price	$179,164

Schedule of unaudited pro forma results of operations

	Three Months Ended September 30, 2013		Nine Months Ended September 30, 2013
(in thousands of dollars)	Actual	Pro Forma	Actual	Pro Forma

Total operating revenue	$68,851	$81,408	$188,857	$228,780
Total operating expenses	56,756	65,428	138,466	166,262
Operating income	12,095	15,980	50,391	62,518
Net income (loss)	(15,492)	(11,607)	31,471	43,598
Earnings per share	$(0.07)	$(0.02)	$(0.07)	$(0.02)